Trade and Other Payables - Schedule of Aging Analysis of Trade Payables (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Aging Analysis of Trade Payables [Line Items]
Total trade payables	RM 14,089,238	$ 3,152,307	RM 2,403,407
Within 3 months [Member]
Schedule of Aging Analysis of Trade Payables [Line Items]
Total trade payables	13,892,154	3,108,212	2,064,639
More than 3 months but within 6 months [Member]
Schedule of Aging Analysis of Trade Payables [Line Items]
Total trade payables	1,226	274	50,000
More than 6 months but within 1 year [Member]
Schedule of Aging Analysis of Trade Payables [Line Items]
Total trade payables	139,580	31,229	288,768
More than 1 year [Member]
Schedule of Aging Analysis of Trade Payables [Line Items]
Total trade payables	RM 56,278	$ 12,592